EQUITY-BASED COMPENSATION - Equity-based Compensation Expense (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 1,205,336	$ 0	$ 0
Corresponding tax benefit	123	0	0
Common Units | Compensation and Benefits Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	1,121,139	0	0
Seller Earnout Units | Compensation and Benefits Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	63,031	0	0
Compensation: | Compensation and Benefits Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	0	0	0
Unvested Incentive Units | Compensation and Benefits Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	13,469	0	0
Unvested Incentive Units | General, Administrative and Other Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	1,066	0	0
RSUs | Compensation and Benefits Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	6,480	0	0
RSUs | General, Administrative and Other Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 151	$ 0	$ 0